Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of Property, plant and equipment and related accumulated depreciation

	December 31,
	2021	2020
Land	$7,494	$6,871
Building and improvements	247,772	139,044
Furniture and fixtures	106,083	70,486
Information technology	4,406	3,025
Construction in progress	89,059	73,728
Transferred to assets held for sale	(12,501)	(6,326)
Total property, plant and equipment	442,313	286,828
Less: Accumulated depreciation	(62,593)	(43,973)
Property, plant and equipment, net	$379,720	$242,855

Schedule of reconciliation of property, plant and equipment and accumulated depreciation

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Cost
As of December 31, 2019	$487	$76,997	$29,649	$1,348	$21,331	$129,812
Additions	10	49,088	18,701	646	104,741	173,186
Business acquisitions	6,384	25,828	12,225	823	16,447	61,707
Disposals, net	—	(31,667)	(1,423)	(268)	(61,682)	(95,040)
Transfers, net	(10)	5,528	1,663	(71)	(7,110)	—
Depreciation	—	(8,624)	(10,854)	(1,006)	—	(20,484)
Transferred to Assets Held for Sale, net	(44)	(4,453)	(1,275)	(3)	(551)	(6,326)
As of December 31, 2020	$6,827	$112,697	$48,686	$1,469	$73,176	$242,855
Additions	2,871	79,721	31,414	1,120	107,635	222,761
Business acquisitions	2,056	24,817	8,885	—	214	35,972
Disposals, net	(4,260)	(16,705)	(5,408)	603	(46,607)	(72,377)
Transfers, net	—	28,376	9,420	(6)	(37,790)	—
Depreciation	—	(12,833)	(16,045)	(882)	—	(29,760)
Impairments	—	—	(23)	—	(7,567)	(7,590)
Difference in Exchange	—	(104)	(196)	—	(3)	(303)
Transferred to Assets Held for Sale, net	(838)	(9,267)	(1,216)	—	(517)	(11,838)
Balance as of December 31, 2021	$6,656	$206,702	$75,517	$2,304	$88,541	$379,720